Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The table below provides information on the compensation for our CEO and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the compensation “actually paid” to such individuals, as defined under SEC rules, for each of 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Adjusted EBITDA.

	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($) (b)	COMPENSATION ACTUALLY PAID TO PEO(2) ($) (c)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(1) ($) (d)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(2) ($) (e)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ IN BILLIONS)(4)(5) (h)	ADJUSTED EBITDA* ($ IN BILLIONS)(5)(6) (i)
YEAR (a)					TOTAL SHAREHOLDER RETURN(3)(5) ($) (f)	PEER GROUP TOTAL SHAREHOLDER RETURN(3)(5) ($) (g)
2024	33,861,622	10,418,649	15,748,397	6,869,290	94.53	102.62	15.9	38.1
2023	35,473,666	71,202,103	14,498,736	27,073,830	107.23	86.75	15.1	37.6
2022	32,069,850	(4,091,854)	24,672,250	10,501,980	83.09	79.14	4.9	36.5
2021	33,978,581	31,854,876	21,905,224	20,790,358	116.51	102.76	13.8	34.7
2020	32,713,267	54,701,549	17,695,036	26,502,693	119.16	111.90	10.7	30.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Compensation for our PEO, Mr. Roberts, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs in 2024 and 2023 is for Messrs. Cavanagh, Armstrong, Reid and Ms. Khoury, in 2022 and 2021 is for Messrs. Cavanagh, Shell and Watson and Ms. Strong, and for 2020 is for Messrs. Cavanagh, Shell, Watson and Reid.

Peer Group Issuers, Footnote [Text Block]
(3)	TSR is cumulative for the measurement period beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The composition of the peer group (the “TSR Peer Group”) is the “Peer Group Index” set forth in the Stock Performance Graph of our Annual Report on Form 10-K for the year ended December 31, 2024. As discussed in our Annual Report on Form 10-K for the year ended December 31, 2023, we updated the composition of our TSR Peer Group in 2023 following the change in our segment reporting to simplify the calculation, remove DISH Network Corporation due to its smaller market capitalization and to add Fox Corp. The 2023 Peer Group Cumulative TSR for the prior TSR Peer Group was $91.18.

Changed Peer Group, Footnote [Text Block]	As discussed in our Annual Report on Form 10-K for the year ended December 31, 2023, we updated the composition of our TSR Peer Group in 2023 following the change in our segment reporting to simplify the calculation, remove DISH Network Corporation due to its smaller market capitalization and to add Fox Corp. The 2023 Peer Group Cumulative TSR for the prior TSR Peer Group was $91.18.
PEO Total Compensation Amount	$ 33,861,622	$ 35,473,666	$ 32,069,850	$ 33,978,581	$ 32,713,267
PEO Actually Paid Compensation Amount	$ 10,418,649	$ 71,202,103	$ (4,091,854)	$ 31,854,876	54,701,549
[custom:PEOActuallyPaidCompensationAmountYearOverYearChangePercent-0]	(0.85)	18.40	(1.13)	(0.42)		(0.42)	(1.13)	18.40	(0.85)
Adjustment To PEO Compensation, Footnote
(2)	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) in the above table, adjusted in the table below, as determined in accordance with SEC rules. For awards that remain unvested or unexercised as of the end of the year, the ultimate value that will be realized upon vesting or upon exercise may be more or less than the current fair value below. See the “Option Exercises and Stock Vested” table on page 45 for the value of any such amounts received in 2024.
	LESS STOCK/ OPTION AWARD VALUE REPORTED IN SUMMARY COMPENSATION TABLE FOR THE COVERED YEAR ($)	PLUS FAIR VALUE FOR UNVESTED AWARDS GRANTED IN THE COVERED YEAR ($)	CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS FROM PRIOR YEARS ($)	CHANGE IN FAIR VALUE OF AWARDS FROM PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	LESS FAIR VALUE OF AWARDS FORFEITED DURING THE COVERED YEAR ($)	NET ADJUSTMENT ($)
PEO 2024	(23,661,136)	20,726,930	(19,768,822)	(739,946)	—	(23,442,973)
PEO 2023	(24,224,618)	42,115,795	18,326,999	(489,739)	—	35,728,437
PEO 2022	(21,863,723)	22,285,379	(31,633,629)	(4,949,732)	—	(36,161,704)
PEO 2021	(21,988,022)	21,524,528	(5,141,104)	3,480,893	—	(2,123,705)
PEO 2020	(21,185,427)	33,698,156	17,130,816	(7,655,263)	—	21,988,282
Non-PEO NEOs 2024	(8,834,453)	7,738,904	(7,532,750)	(250,809)	—	(8,879,107)
Non-PEO NEOs 2023	(7,636,176)	13,275,920	6,995,673	(60,324)	—	12,575,094
Non-PEO NEOs 2022	(15,386,069)	15,604,969	(12,701,844)	(1,687,326)	—	(14,170,270)
Non-PEO NEOs 2021	(10,410,915)	10,191,675	(1,844,037)	948,410	—	(1,114,866)
Non-PEO NEOs 2020	(8,619,244)	13,815,414	5,498,177	(1,886,689)	—	8,807,657

Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. Stock option fair values were calculated using the Black-Scholes option pricing model, determined based on the same methodology as used to determine grant date fair values but using the common stock closing price on the applicable revaluation date, and in all cases based on volatility, term to exercise, dividend yields and interest rates determined as of the revaluation date. For PSUs and RSUs granted prior to 2021, the fair values were determined by multiplying the Class A common stock closing price on the valuation date by the number of outstanding shares, adjusted for dividends accrued, and, for PSUs as defined in the Glossary to FASB ASC Topic 718, taking into account the probable outcome of the PSUs’ performance conditions as of the valuation date. For PSUs granted in 2021 and subsequent years, fair values were calculated using a Monte Carlo simulation model, determined based on the probable outcome of the performance condition as of the applicable year-end revaluation date(s).

No awards were granted and vested within the same year in any period covered by the table above, and no dividends, dividend equivalents or other earnings are paid on equity awards prior to their vesting dates.

Non-PEO NEO Average Total Compensation Amount	$ 15,748,397	$ 14,498,736	$ 24,672,250	$ 21,905,224	17,695,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,869,290	$ 27,073,830	$ 10,501,980	$ 20,790,358	26,502,693
[custom:NonPEONEOAverageCompensationActuallyPaidAmountYearOverYearChangePercent-0]	(0.75)	1.58	(0.49)	(0.22)		(0.22)	(0.49)	1.58	(0.75)
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) in the above table, adjusted in the table below, as determined in accordance with SEC rules. For awards that remain unvested or unexercised as of the end of the year, the ultimate value that will be realized upon vesting or upon exercise may be more or less than the current fair value below. See the “Option Exercises and Stock Vested” table on page 45 for the value of any such amounts received in 2024.
	LESS STOCK/ OPTION AWARD VALUE REPORTED IN SUMMARY COMPENSATION TABLE FOR THE COVERED YEAR ($)	PLUS FAIR VALUE FOR UNVESTED AWARDS GRANTED IN THE COVERED YEAR ($)	CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS FROM PRIOR YEARS ($)	CHANGE IN FAIR VALUE OF AWARDS FROM PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	LESS FAIR VALUE OF AWARDS FORFEITED DURING THE COVERED YEAR ($)	NET ADJUSTMENT ($)
PEO 2024	(23,661,136)	20,726,930	(19,768,822)	(739,946)	—	(23,442,973)
PEO 2023	(24,224,618)	42,115,795	18,326,999	(489,739)	—	35,728,437
PEO 2022	(21,863,723)	22,285,379	(31,633,629)	(4,949,732)	—	(36,161,704)
PEO 2021	(21,988,022)	21,524,528	(5,141,104)	3,480,893	—	(2,123,705)
PEO 2020	(21,185,427)	33,698,156	17,130,816	(7,655,263)	—	21,988,282
Non-PEO NEOs 2024	(8,834,453)	7,738,904	(7,532,750)	(250,809)	—	(8,879,107)
Non-PEO NEOs 2023	(7,636,176)	13,275,920	6,995,673	(60,324)	—	12,575,094
Non-PEO NEOs 2022	(15,386,069)	15,604,969	(12,701,844)	(1,687,326)	—	(14,170,270)
Non-PEO NEOs 2021	(10,410,915)	10,191,675	(1,844,037)	948,410	—	(1,114,866)
Non-PEO NEOs 2020	(8,619,244)	13,815,414	5,498,177	(1,886,689)	—	8,807,657

Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. Stock option fair values were calculated using the Black-Scholes option pricing model, determined based on the same methodology as used to determine grant date fair values but using the common stock closing price on the applicable revaluation date, and in all cases based on volatility, term to exercise, dividend yields and interest rates determined as of the revaluation date. For PSUs and RSUs granted prior to 2021, the fair values were determined by multiplying the Class A common stock closing price on the valuation date by the number of outstanding shares, adjusted for dividends accrued, and, for PSUs as defined in the Glossary to FASB ASC Topic 718, taking into account the probable outcome of the PSUs’ performance conditions as of the valuation date. For PSUs granted in 2021 and subsequent years, fair values were calculated using a Monte Carlo simulation model, determined based on the probable outcome of the performance condition as of the applicable year-end revaluation date(s).

No awards were granted and vested within the same year in any period covered by the table above, and no dividends, dividend equivalents or other earnings are paid on equity awards prior to their vesting dates.

Tabular List [Table Text Block]
(6)	The following table sets forth an unranked list of the financial performance measures “most important” in 2024 for linking our NEOs’ compensation “actually paid” to company performance, which are the financial measures used in our annual cash bonus and long-term incentive program, as specifically listed below.
Performance Measure
Adjusted EBITDA
Free Cash Flow
Revenue
ROIC
Adjusted EPS growth (relative to S&P 100 EPS)
These financial quantitative measures generally reflect those used internally to measure our performance and externally to report to investors, and we believe that, taken together, they provide a holistic measure of company growth, shareholder value and overall financial performance. We do not consider any one of the above performance measures to be the single most important financial measure for our company or executive compensation design. However, for purposes of compiling the above table in compliance with the SEC rules, which require us to present one of these most important measures, we are presenting Adjusted EBITDA. For more detail on these measures and why we believe that they are important in structuring our incentive compensation programs and linking pay with performance, please see the discussion under “Our Approach to Compensation” on page 29.

Total Shareholder Return Amount					119.16	$ 116.51	$ 83.09	$ 107.23	$ 94.53
[custom:TotalShareholderReturnAmountYearOverYearChangePercent-0]	(0.12)	0.29	(0.29)	(0.02)		(0.02)	(0.29)	0.29	(0.12)
Peer Group Total Shareholder Return Amount					111.90	$ 102.76	$ 79.14	$ 86.75	$ 102.62
[custom:PeerGroupTotalShareholderReturnAmountYearOverYearChangePercent-0]	0.18	0.10	(0.23)	(0.08)		(0.08)	(0.23)	0.10	0.18
Net Income (Loss) Attributable to Parent	$ 15,900,000,000	$ 15,100,000,000	$ 4,900,000,000	$ 13,800,000,000	$ 10,700,000,000
[custom:NetIncomeLossYearOverYearChangePercent-0]	0.05	2.08	(0.64)	0.29		0.29	(0.64)	2.08	0.05
Company Selected Measure Amount	38,100,000,000	37,600,000,000	36,500,000,000	34,700,000,000	30,800,000,000
[custom:CompanySelectedMeasureAmountYearOverYearChangePercent-0]	0.01	0.03	0.05	0.13		0.13	0.05	0.03	0.01
PEO Name	Mr. Roberts	Mr. Roberts	Mr. Roberts	Mr. Roberts	Mr. Roberts
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS growth (relative to S&P 100 EPS)
Less Stock Option Award Value Reported In Summary Compensation Table For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (23,661,136)	$ (24,224,618)	$ (21,863,723)	$ (21,988,022)	$ (21,185,427)
Less Stock Option Award Value Reported In Summary Compensation Table For The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,834,453)	(7,636,176)	(15,386,069)	(10,410,915)	(8,619,244)
Plus Fair Value For Unvested Awards Granted In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,726,930	42,115,795	22,285,379	21,524,528	33,698,156
Plus Fair Value For Unvested Awards Granted In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,738,904	13,275,920	15,604,969	10,191,675	13,815,414
Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,768,822)	18,326,999	(31,633,629)	(5,141,104)	17,130,816
Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,532,750)	6,995,673	(12,701,844)	(1,844,037)	5,498,177
Change In Fair Value Of Awards From Prior Years That Vested In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(739,946)	(489,739)	(4,949,732)	3,480,893	(7,655,263)
Change In Fair Value Of Awards From Prior Years That Vested In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(250,809)	(60,324)	(1,687,326)	948,410	(1,886,689)
Less Fair Value Of Awards Forfeited During The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Less Fair Value Of Awards Forfeited During The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Net Adjustment [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,442,973)	35,728,437	(36,161,704)	(2,123,705)	21,988,282
Net Adjustment [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,879,107)	$ 12,575,094	$ (14,170,270)	$ (1,114,866)	$ 8,807,657